STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2026
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options	(i) Included in the units granted during the year ended March 31, 2026 is 700,000 units of Performance Stock Options ("PSO"). The PSOs are not granted under the 1995 Plan or the 2006 Plan, however the terms of the 2006 Plan apply to the PSOs. The PSOs include both a time-vesting and market-vesting component and expire on the seventh anniversary of the grant date. The PSOs vest in tranches, with the earliest vesting date occurring in fiscal 2029.
Disclosure of range of exercise prices of outstanding share options

As at March 31, 2026		Stock options outstanding		Stock options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.22 - $40.71	256,979	4.5 years	$34.98	98,571	$27.55
$40.72 - $43.23	700,000	6.9 years	41.09	—	0.00
$43.24 - $51.54	73,047	5.1 years	45.37	19,990	45.37
$51.55 - $57.71	37,365	4.2 years	57.71	20,335	57.71
$20.22 - $57.71	1,067,391	6.1 years	$40.49	138,896	$34.53

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

For the year ended	March 31 2026	March 31 2025
Weighted average risk-free interest rate	2.90%	3.75%
Dividend yield	0%	0%
Weighted average expected volatility	37%	35%
Weighted average expected life	4.75 years	4.75 years
Number of stock options granted: (i) Time-vested	354,106	241,327
Weighted average exercise price per option	$ 40.32	$ 45.37
Weighted average value per option: Time-vested	$ 14.52	$ 16.45

(i) The 700,000 PSOs are performance-vested options and are excluded from the above table.

Explanation of effect of share-based payments on entity's profit or loss

For the years ended	March 31 2026	March 31 2025
Stock options	$661	$2,832
RSUs	4,729	8,976
DSUs	3,297	(2,630)
	$8,687	$9,178